Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
12.	INTANGIBLE ASSETS

	Archived images	Brand names	Total
	US$’000	US$’000	US$’000
CARRYING AMOUNT
As of January 1, 2023	500	92,542	93,042
Acquisition of subsidiaries (note 36)	—	25,752	25,752
Amortization for the year	—	(9)	(9)
Exchange realignment	(1)	(106)	(107)
As of December 31, 2023	499	118,179	118,678
Amortization for the year	—	(9)	(9)
Exchange realignment	3	709	712
As of December 31, 2024	502	118,879	119,381
Amortization for the year	—	(9)	(9)
Exchange realignment	(1)	(272)	(273)
As of December 31, 2025	501	118,598	119,099

The above carrying amounts of brand names of approximately US$118,025,000, US$118,733,000 and US$118,461,000 and archived images of approximately US$499,000, US$502,000 and US$501,000, respectively, as of December 31, 2023, 2024 and 2025 are considered by the directors of the Company as having an indefinite useful life because it is expected to contribute to net cash inflows indefinitely. The brand names and archived images will not be amortized until its useful life is determined to be finite. Instead they will be tested for impairment annually and whenever there is an indication that it may be impaired.

The remaining brand name of approximately US$154,000, US$146,000 and US$137,000, respectively, as of December 31, 2023, 2024 and 2025 are amortized on a straight-line basis of 20 years.

As of December 31, 2023, 2024 and 2025, carrying amount of brand name of approximately US$92,216,000, US$92,769,000 and US$92,557,000, respectively, and archived images of US$499,000, US$502,000 and US$501,000, respectively, are allocated to cash-generating unit of the business unit under “L’Officiel”. For the purpose of impairment testing, the recoverable amount of this cash-generating unit has been determined based on a value in use calculation. That calculation uses cash flow projections based on financial budgets approved by management covering a 5-year period, and discount rate ranged from 9.3% to 14.4%. Cash flows beyond the 5-year period are extrapolated using a steady 1.5% to 3.2% growth rate. This growth rate is based on the relevant countries specific long-term economic growth rates, which incorporate expected long-term inflation. Other key assumptions for the value in use calculations relate to the estimation of cash inflows/outflows which include budgeted sales, gross margin and other operating expenses, such estimation is based on the L’Officiel’s past performance and management’s expectations for the market development.

As of December 31, 2023, 2024 and 2025, carrying amount of brand name of approximately US$25,809,000, US$25,964,000 and US$25,904,000, respectively, are allocated to cash-generating unit of the business unit under “The Art Newspaper”. For the purpose of impairment testing, the recoverable amount of this cash-generating unit has been determined based on a value in use calculation. That calculation uses cash flow projections based on financial budgets approved by management covering a 5-year period, and discount rate ranged from 10.7% to 12.6%. Cash flows beyond the 5-year period are extrapolated using a steady 1.9% to 2.5% growth rate. This growth rate is based on the relevant countries specific long-term economic growth rates, which incorporate expected long-term inflation. Other key assumptions for the value in use calculations relate to the estimation of cash inflows/outflows which include budgeted sales, gross margin and other operating expenses, such estimation is based on The Art Newspaper’s past performance and management’s expectations for the market development.

Based on the results of the assessments, management of the Group determined that the recoverable amounts of the above cash-generating units are higher than the carrying amounts and there is no impairment of the related intangible assets allocated to these cash-generating units. Management of the Group believes that any reasonably possible changes in any of these assumptions would not cause the carrying amount of cash-generating unit to exceed its recoverable amount.